Note 5 - Inventories (Details) - Summary of Inventories - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summary of Inventories [Abstract]
Raw materials	$ 4,584	$ 7,323
Work in progress	3,052	8,424
Finished goods	6,208	5,367
Total	$ 13,844	$ 21,114